Share Based Payments - Schedule of Number of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year (shares)	209,657	260,755	190,407
Granted during the year (shares)	154,923	270,098	102,855
Forfeited during the year (shares)	0	0	(4,210)
Vested during the year (shares)	(229,962)	(321,196)	(28,297)
Outstanding, end of the year (shares)	134,618	209,657	260,755
Weighted average fair value at measurement date, other equity instruments granted | $	$ 2.41	$ 0.80	$ 3.35
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year (shares)	61,051	63,156	94,734
Forfeited during the year (shares)	0	0	(31,578)
Vested during the year (shares)	(4,210)	(2,105)	0
Outstanding, end of the year (shares)	56,841	61,051	63,156